Other Receivables	12 Months Ended
Jan. 31, 2026
Other Receivables
Other Receivables

Note 6 – Other Receivables

	January 31,	January 31,
	2026	2025
Net working capital adjustments receivable from acquisitions	72	—
Other receivables	26,381	16,931
	26,453	16,931

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At January 31, 2026, $0.1 million (nominal at January 31, 2025) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.